Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Cypress Holdings Inc And Subsidiaries [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,500,000	1,500,000	1,500,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Allowances for doubtful accounts receivable current	$ 4,218	$ 4,224	$ 3,970
Common Class A [Member]
Temporary Equity, Shares Outstanding	69,000,000	44,106,311
Share Redemption Value	$ 10.00	$ 10.00
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	0	24,893,689
Common Stock, Shares, Outstanding	0	24,893,689
Common Class A [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	3,000,000	3,000,000	3,000,000
Common Stock, Shares, Issued	1,450,978	1,450,978	1,450,978
Common Stock, Shares, Outstanding	1,450,978	1,450,978	1,450,978
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	17,250,000	17,250,000
Common Stock, Shares, Outstanding	17,250,000	17,250,000
Common Class B [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000	500,000	500,000
Common Stock, Shares, Issued	33,178	29,785	27,967
Common Stock, Shares, Outstanding	33,178	29,785	27,967